Net income (loss) per common share (Tables)	12 Months Ended
Dec. 31, 2021
Earnings per share [abstract]
Earnings per share reconciliation
A reconciliation of the numerator used for the purposes of calculating diluted net income (loss) per common share is as follows:

For the years ended December 31	2021	2020
Numerator for basic net income (loss) per common share	$482,358	$(156,678)
Adjustment for the effect of TSARs:
Cash-settled recovery included in net income (loss)	(9,168)	—
Equity-settled expense	(5,742)	—
Numerator for diluted net income (loss) per common share	$467,448	$(156,678)
A reconciliation of the denominator used for the purposes of calculating basic and diluted net income (loss) per common share is as follows:

For the years ended December 31	2021	2020
Denominator for basic net income (loss) per common share	76,039,118	76,196,395
Effect of dilutive stock options	7,028	—
Effect of dilutive TSARS	197,631	—
Denominator for diluted net income (loss) per common share	76,243,777	76,196,395

For the years ended December 31, 2021 and 2020, basic and diluted net income (loss) per common share attributable to Methanex shareholders were as follows:

For the years ended December 31	2021	2020
Basic net income (loss) per common share	$6.34	$(2.06)
Diluted net income (loss) per common share	$6.13	$(2.06)